Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 34,326,192		¥ 6,426,715	¥ 22,421,189	$ 4,976,830
Restricted cash	57,974,225		59,617,256	52,422,447	8,405,473
Receivables from online payment platforms	587,696		673,737		85,208
Short-term investments	115,112,554		86,516,618		16,689,751
Amounts due from related parties (i)	6,318,830		4,250,155		916,144
Prepayments and other current assets	2,298,379		3,424,687		333,235
Total current assets	216,617,876		160,909,168		31,406,641
Non-current assets
Property, equipment and software, net	1,044,847		2,203,323		151,489
Intangible asset	134,002		701,220		19,428
Right-of-use assets	1,416,081		938,537		205,312
Deferred tax assets	1,045,030		31,504		151,515
Other non-current assets	16,862,117		16,425,966		2,444,777
Total non-current assets	20,502,077		20,300,550		2,972,521
Total Assets	237,119,953		181,209,718		34,379,162
Current liabilities
Amounts due to related parties	1,676,391		1,963,007		243,054
Payable to merchants	63,316,695		62,509,714		9,180,058
Accrued expenses and other liabilities	20,960,723		14,085,513		3,039,019
Merchant deposits	15,058,229		13,577,552		2,183,238
Lease liabilities	602,036		427,164		87,287
Total current liabilities	116,889,480		93,729,714		16,947,382
Lease liabilities	870,782		544,263		126,252
Deferred tax liabilities	13,025		31,291		1,888
Total non-current liabilities	2,459,562		12,365,457		356,603
Total liabilities	119,349,042		106,095,171		17,303,985
Consolidated statement of income (loss)
Revenues	130,557,589	$ 18,929,071	93,949,939	59,491,865
Net income	31,538,062	4,572,589	7,768,670	(7,179,742)
Consolidated statement of cashflows
Net cash generated from operating activities	48,507,860	7,032,979	28,783,011	28,196,627
Net cash used in investing activities	(22,361,670)	(3,242,137)	(35,562,365)	(38,357,901)
Net cash generated from/(used in) financing activities	10,079	1,461	(1,875,154)	51,798,996
Net increase/(decrease) in cash, cash equivalents and restricted cash	26,256,446	$ 3,806,827	(8,799,665)	¥ 41,497,779
Consolidated VIEs
Current liabilities
Amounts due to related parties	1,671,246		1,962,029		242,308
Payable to merchants	62,006,946		61,947,517		8,990,162
Accrued expenses and other liabilities	11,817,208		9,360,166		1,713,334
Merchant deposits	14,681,913		13,360,409		2,128,677
Lease liabilities	156,776		138,667		22,730
Lease liabilities	290,412		305,068		42,106
Deferred tax liabilities	¥ 0		¥ 19,217
Consolidated VIEs | Consolidated revenues | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	56.20%	56.20%	59.30%	65.10%
Consolidated VIEs | Consolidated total assets | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	53.00%	53.00%	48.70%
Consolidated VIEs | Consolidated total liabilities | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	77.10%	77.10%	83.20%
Reportable legal entity | Consolidated VIEs
Current assets
Cash and cash equivalents	¥ 2,725,249		¥ 2,430,440		395,124
Restricted cash	57,955,328		59,402,079		8,402,733
Receivables from online payment platforms	426,193		668,953		61,792
Short-term investments	45,273,907		12,306,340		6,564,099
Amounts due from related parties (i)	6,106,160		4,198,391		885,310
Amounts due from Group companies	34,810,132		40,425,872		5,046,995
Prepayments and other current assets	1,280,559		1,330,772		185,664
Total current assets	148,577,528		120,762,847		21,541,717
Non-current assets
Property, equipment and software, net	950,273		2,116,566		137,777
Intangible asset	24,155		27,163		3,502
Right-of-use assets	426,429		417,455		61,826
Deferred tax assets	14,556		19,908		2,110
Other non-current assets	10,444,964		5,300,938		1,514,377
Total non-current assets	11,860,377		7,882,030		1,719,592
Total Assets	160,437,905		128,644,877		23,261,309
Current liabilities
Amounts due to related parties	1,671,246		1,962,029		242,308
Amounts due to Group companies	22,452,033		27,978,153		3,255,239
Customer advances and deferred revenues	1,369,573		1,158,738		198,569
Payable to merchants	62,006,946		61,947,517		8,990,162
Accrued expenses and other liabilities	11,817,208		9,360,166		1,713,334
Merchant deposits	14,681,913		13,360,409		2,128,677
Lease liabilities	156,776		138,667		22,730
Total current liabilities	114,155,695		115,905,679		16,551,019
Lease liabilities	290,412		305,068		42,106
Deferred tax liabilities			19,217
Total non-current liabilities	290,412		324,285		42,106
Total liabilities	114,446,107		116,229,964		$ 16,593,125
Consolidated statement of income (loss)
Revenues	103,631,702	$ 15,025,184	77,877,339	¥ 51,351,861
Net income	33,595,051	4,870,825	15,169,180	2,552,665
Consolidated statement of cashflows
Net cash generated from operating activities	25,650,939	3,719,037	34,365,025	29,379,799
Net cash used in investing activities	(43,513,150)	(6,308,814)	(26,828,581)	(11,802,074)
Net cash generated from/(used in) financing activities	16,710,269	2,422,761	(1,445,969)	7,818,632
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,151,942)	(167,016)	6,090,475	25,396,357
Reportable legal entity | Group companies | Consolidated VIEs
Consolidated statement of income (loss)
Revenues	30,199,788	4,378,558	22,136,726	12,602,673
Reportable legal entity | External | Consolidated VIEs
Consolidated statement of income (loss)
Revenues	¥ 73,431,914	$ 10,646,626	¥ 55,740,613	¥ 38,749,188